UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

TrueShares ETFs

TrueShares Technology, AI & Deep Learning ETF (LRNZ)
TrueShares ESG Active Opportunities ETF (ECOZ)
TrueShares Low Volatility Equity Income ETF (DIVZ)
RiverNorth Patriot ETF (FLDZ)

SEMI-ANNUAL REPORT

June 30, 2022

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments	4
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Review of Liquidity Risk Management Program	27
Supplemental Information	28

1

TrueShares ETFs

Shareholder Expense Example

June 30, 2022 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2022 to June 30, 2022).

ACTUAL EXPENSES

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 573.40	0.68%	$2.65
TrueShares ESG Active Opportunities ETF	1,000.00	750.40	0.58	2.52
TrueShares Low Volatility Equity Income ETF	1,000.00	983.60	0.65	3.20
RiverNorth Patriot ETF	1,000.00	834.70	0.70	3.18

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

2

TrueShares ETFs

Shareholder Expense Example

June 30, 2022 (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 1,021.42	0.68%	$3.41
TrueShares ESG Active Opportunities ETF	1,000.00	1,021.92	0.58	2.91
TrueShares Low Volatility Equity Income ETF	1,000.00	1,021.57	0.65	3.26
RiverNorth Patriot ETF	1,000.00	1,021.32	0.70	3.51

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

3

TrueShares Technology, AI & Deep Learning ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 92.1%
Biotechnology — 7.4%
Berkeley Lights, Inc. (a)	45,052	$223,908
Guardant Health, Inc. (a)	13,875	559,717
Relay Therapeutics, Inc. (a)	31,178	522,232
		1,305,857
Computers — 15.3%
Crowdstrike Holdings, Inc. - Class A (a)	8,821	1,486,868
Zscaler, Inc. (a)	8,023	1,199,519
		2,686,387
Internet — 7.6%
Amazon.com, Inc. (a)	6,820	724,352
Okta, Inc. (a)	6,690	604,776
		1,329,128
Pharmaceuticals — 3.2%
AbCellera Biologics, Inc. (a)(b)	52,084	554,695

Semiconductors — 13.1%
Advanced Micro Devices, Inc. (a)	14,685	1,122,962
NVIDIA Corp.	7,771	1,178,006
		2,300,968
Software — 45.5% (c)
Datadog, Inc. - Class A (a)	12,355	1,176,691
Elastic N.V. (a)(b)	10,708	724,610
ROBLOX Corp. - Class A (a)	16,092	528,783
Samsara, Inc. - Class A (a)	67,952	759,024
Schrodinger, Inc. (a)	20,261	535,093
SentinelOne, Inc. - Class A (a)	23,910	557,820
ServiceNow, Inc. (a)	1,840	874,957
Snowflake, Inc. - Class A (a)	10,198	1,418,134
Twilio, Inc. - Class A (a)	4,798	402,120
UiPath, Inc. - Class A (a)	29,095	529,238
Unity Software, Inc. (a)	13,373	492,394
		7,998,864
TOTAL COMMON STOCKS (Cost $28,995,820)		16,175,899

	Shares	Value
MONEY MARKET FUNDS — 8.0%
First American Treasury Obligations Fund - Class X, 1.32% (d)	1,395,317	$1,395,317
TOTAL MONEY MARKET FUNDS (Cost $1,395,317)		1,395,317

TOTAL INVESTMENTS (Cost $30,391,137) — 100.1%		17,571,216
Other assets and liabilites, net — (0.1)%		(9,017)
TOTAL NET ASSETS — 100.0%		$17,562,199

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

4

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 94.8%
Apparel — 1.7%
NIKE, Inc. - Class B	1,143	$116,815

Auto Manufacturers — 4.1%
Tesla, Inc. (a)	431	290,244

Banks — 3.4%
JPMorgan Chase & Co.	1,026	115,538
Truist Financial Corp.	2,514	119,239
		234,777
Beverages — 1.7%
PepsiCo, Inc.	720	119,995

Biotechnology — 1.3%
Amgen, Inc.	207	50,363
Gilead Sciences, Inc.	676	41,784
		92,147
Chemicals — 2.0%
International Flavors & Fragrances, Inc.	1,197	142,587

Commercial Services — 3.5%
Block, Inc. (a)	920	56,543
Moody’s Corp.	215	58,474
PayPal Holdings, Inc. (a)	635	44,348
S&P Global, Inc.	261	87,973
		247,338
Computers — 3.0%
Apple, Inc.	1,555	212,600

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	493	39,509

Distribution & Wholesale — 2.9%
WW Grainger, Inc.	446	202,676

	Shares	Value
Diversified Financial Services — 5.7%
American Express Co.	1,296	$179,652
BlackRock, Inc.	153	93,183
Mastercard, Inc. - Class A	405	127,769
		400,604
Electric — 1.1%
Eversource Energy	936	79,064

Energy, Alternate Sources — 4.3%
Enphase Energy, Inc. (a)	1,530	298,717

Food — 3.5%
Beyond Meat, Inc. (a)	665	15,920
Sysco Corp.	2,688	227,701
		243,621
Healthcare Products — 4.2%
Abbott Laboratories	1,432	155,587
Thermo Fisher Scientific, Inc.	249	135,277
		290,864
Healthcare Services — 1.8%
UnitedHealth Group, Inc.	246	126,353

Insurance — 2.3%
The Allstate Corp.	1,253	158,793

Internet — 9.0%
Alphabet, Inc. - Class A (a)	105	228,821
Amazon.com, Inc. (a)	1,160	123,204
Booking Holdings, Inc. (a)	55	96,194
Netflix, Inc. (a)	171	29,903
Spotify Technology SA (a)(b)	187	17,546
Twitter, Inc. (a)	1,685	63,002
Uber Technologies, Inc. (a)	3,423	70,035
		628,705
Machinery Diversified — 2.6%
Rockwell Automation, Inc.	921	183,565

Media — 1.6%
The Walt Disney Co. (a)	1,211	114,318

Miscellaneous Manufacturing — 1.4%
Illinois Tool Works, Inc.	529	96,410

The accompanying notes are an integral part of the financial statements.

5

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals — 7.3%
AbbVie, Inc.	848	$129,880
AmerisourceBergen Corp.	1,231	174,162
Cardinal Health, Inc.	1,306	68,265
Johnson & Johnson	297	52,720
Merck & Co., Inc.	505	46,041
Zoetis, Inc.	215	36,956
		508,024
Retail — 7.1%
Costco Wholesale Corp.	430	206,089
Starbucks Corp.	1,422	108,627
Target Corp.	274	38,697
The Home Depot, Inc.	263	72,133
Tractor Supply Co.	378	73,275
		498,821
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (a)	1,058	80,905
Lam Research Corp.	218	92,901
NVIDIA Corp.	1,080	163,717
QUALCOMM, Inc.	738	94,272
		431,795
Software — 9.7%
Adobe, Inc. (a)	273	99,934
Electronic Arts, Inc.	742	90,264
Intuit, Inc.	207	79,786
Microsoft Corp.	986	253,234
MSCI, Inc.	298	122,821
Zoom Video Communications, Inc. - Class A (a)	274	29,584
		675,623
Telecommunications — 1.3%
Verizon Communications, Inc.	1,784	90,538

Transportation — 1.5%
Expeditors International of Washington, Inc.	1,041	101,456

TOTAL COMMON STOCKS (Cost $6,097,248)		6,625,959

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 4.1%
AvalonBay Communities, Inc.	631	$122,572
Prologis, Inc.	1,374	161,651
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $271,179)		284,223

MONEY MARKET FUNDS — 1.0%
First American Treasury Obligations Fund - Class X, 1.32% (c)	74,556	74,556
TOTAL MONEY MARKET FUNDS (Cost $74,556)		74,556

TOTAL INVESTMENTS (Cost $6,442,983) — 99.9%		6,984,738
Other assets and liabilites, net — 0.1%		4,066
TOTAL NET ASSETS — 100.0%		$6,988,804

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

6

TrueShares Low Volatility Equity Income ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 94.9%
Aerospace & Defense — 6.0%
Lockheed Martin Corp.	3,334	$1,433,487
Raytheon Technologies Corp.	20,371	1,957,856
		3,391,343
Agriculture — 10.7%
Altria Group, Inc.	47,432	1,981,235
British American Tobacco PLC - ADR (a)	42,991	1,844,744
Philip Morris International, Inc.	22,858	2,256,999
		6,082,978
Banks — 8.2%
JPMorgan Chase & Co.	9,775	1,100,763
The PNC Financial Services Group, Inc.	6,823	1,076,465
Truist Financial Corp.	30,945	1,467,721
U.S. Bancorp	21,822	1,004,248
		4,649,197
Electric — 6.7%
American Electric Power Co., Inc.	26,664	2,558,144
Avangrid, Inc.	27,055	1,247,777
		3,805,921
Healthcare Services — 4.9%
UnitedHealth Group, Inc.	5,388	2,767,438

Insurance — 2.0%
Aflac, Inc.	20,344	1,125,634

Internet — 3.2%
NortonLifeLock, Inc.	84,055	1,845,848

Oil & Gas — 14.2%
Chevron Corp.	7,148	1,034,887
Coterra Energy, Inc.	72,185	1,861,651
Devon Energy Corp.	45,958	2,532,745
Exxon Mobil Corp.	30,782	2,636,171
		8,065,454

	Shares	Value
Pharmaceuticals — 12.4%
AbbVie, Inc.	16,863	$2,582,737
Johnson & Johnson	14,636	2,598,036
Viatris, Inc.	179,909	1,883,647
		7,064,420
Pipelines — 5.6%
Enbridge, Inc. (a)	40,411	1,707,769
Kinder Morgan, Inc.	86,372	1,447,595
		3,155,364
Retail — 6.8%
Genuine Parts Co.	14,911	1,983,163
Walgreens Boots Alliance, Inc.	50,188	1,902,125
		3,885,288
Telecommunications — 8.8%
AT&T, Inc.	91,672	1,921,445
Cisco Systems, Inc.	22,444	957,012
Verizon Communications, Inc.	41,495	2,105,872
		4,984,329
Transportation — 5.4%
Union Pacific Corp.	8,836	1,884,542
United Parcel Service, Inc. - Class B	6,339	1,157,121
		3,041,663
TOTAL COMMON STOCKS (Cost $53,447,687)		53,864,877

MONEY MARKET FUNDS — 5.0%
First American Treasury Obligations Fund - Class X, 1.32% (b)	2,806,660	2,806,660
TOTAL MONEY MARKET FUNDS (Cost $2,806,660)		2,806,660

TOTAL INVESTMENTS (Cost $56,254,347) — 99.9%		56,671,537
Other assets and liabilities, net — 0.1%		76,981
TOTAL NET ASSETS — 100.0%		$56,748,518

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Foreign issued security.

(b)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

7

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 85.6%
Advertising — 0.4%
The Trade Desk, Inc. - Class A (a)	330	$13,824

Agriculture — 0.5%
Altria Group, Inc.	395	16,499

Airlines — 0.5%
Southwest Airlines Co. (a)	411	14,845

Banks — 6.9%
BOK Financial Corp.	77	5,820
Citizens Financial Group, Inc.	203	7,245
Comerica, Inc.	99	7,265
Commerce Bancshares, Inc.	114	7,484
Cullen/Frost Bankers, Inc.	64	7,453
East West Bancorp, Inc.	114	7,387
Fifth Third Bancorp	214	7,190
First Citizens BancShares, Inc. - Class A	10	6,538
First Financial Bankshares, Inc.	151	5,930
First Horizon Corp.	343	7,498
First Republic Bank	51	7,354
Glacier Bancorp, Inc.	124	5,880
Huntington Bancshares, Inc.	610	7,338
KeyCorp	426	7,340
M&T Bank Corp.	46	7,332
Pinnacle Financial Partners, Inc.	82	5,929
Prosperity Bancshares, Inc.	110	7,510
Regions Financial Corp.	387	7,256
Signature Bank of New York	40	7,168
SouthState Corp.	96	7,406
SVB Financial Group (a)	18	7,110
Synovus Financial Corp.	161	5,804
The PNC Financial Services Group, Inc.	57	8,993
Truist Financial Corp.	188	8,917
U.S. Bancorp	194	8,928

	Shares	Value
Banks (continued)
Valley National Bancorp	562	$5,850
Webster Financial Corp.	170	7,166
Wells Fargo & Co.	225	8,813
Western Alliance Bancorp	102	7,201
Zions Bancorp NA	143	7,279
		216,384
Beverages — 0.5%
Constellation Brands, Inc. - Class A	63	14,683

Biotechnology — 1.4%
Ionis Pharmaceuticals, Inc. (a)	358	13,253
Sarepta Therapeutics, Inc. (a)	208	15,592
Seagen, Inc. (a)	89	15,747
		44,592
Building Materials — 2.4%
Builders FirstSource, Inc. (a)	288	15,466
Martin Marietta Materials, Inc.	51	15,261
MDU Resources Group, Inc.	505	13,630
Trex Co., Inc. (a)	272	14,802
Vulcan Materials Co.	107	15,205
		74,364
Commercial Services — 2.6%
ADT, Inc.	2,108	12,964
Block, Inc. (a)	111	6,822
Booz Allen Hamilton Holding Corp.	177	15,994
HealthEquity, Inc. (a)	233	14,304
Paylocity Holding Corp. (a)	86	15,000
R1 RCM, Inc. (a)	717	15,029
		80,113
Computers — 0.5%
CACI International, Inc. - Class A (a)	56	15,779

Distribution & Wholesale — 0.4%
SiteOne Landscape Supply, Inc. (a)	114	13,551

Diversified Financial Services — 2.7%
Ally Financial, Inc.	215	7,205
Ameriprise Financial, Inc.	31	7,368
Apollo Global Management, Inc.	145	7,030
Capital One Financial Corp.	68	7,085
Cboe Global Markets, Inc.	66	7,471
Credit Acceptance Corp. (a)	15	7,101
Discover Financial Services	76	7,188
LPL Financial Holdings, Inc.	39	7,195
Sofi Technologies, Inc. (a)	1,030	5,428
Synchrony Financial	253	6,988
The Charles Schwab Corp.	142	8,972
T. Rowe Price Group, Inc.	63	7,157
		86,188

The accompanying notes are an integral part of the financial statements.

8

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Electric — 12.2%
Alliant Energy Corp.	230	$13,480
Ameren Corp.	150	13,554
American Electric Power Co., Inc.	140	13,432
Avangrid, Inc.	289	13,329
CenterPoint Energy, Inc.	460	13,607
CMS Energy Corp.	201	13,568
Consolidated Edison, Inc.	143	13,599
Constellation Energy Corp.	222	12,712
Dominion Energy, Inc.	191	15,243
DTE Energy Co.	107	13,562
Duke Energy Corp.	142	15,223
Edison International	211	13,344
Entergy Corp.	119	13,404
Evergy, Inc.	206	13,442
Eversource Energy	159	13,431
Exelon Corp.	304	13,777
FirstEnergy Corp.	350	13,437
NextEra Energy, Inc.	193	14,950
NRG Energy, Inc.	347	13,245
OGE Energy Corp.	349	13,457
PG&E Corp. (a)	1,302	12,994
Pinnacle West Capital Corp.	184	13,454
PPL Corp.	487	13,212
Public Service Enterprise Group, Inc.	213	13,479
The Southern Co.	212	15,117
Vistra Corp.	564	12,887
WEC Energy Group, Inc.	135	13,586
Xcel Energy, Inc.	192	13,586
		382,111
Engineering & Construction — 0.5%
MasTec, Inc. (a)	208	14,905

Entertainment — 0.9%
Caesars Entertainment, Inc. (a)	342	13,099
Churchill Downs, Inc.	79	15,131
		28,230
Environmental Control — 1.1%
Republic Services, Inc.	121	15,835
Waste Management, Inc.	116	17,746
		33,581
Food — 2.4%
Albertsons Cos., Inc. - Class A	531	14,188
Flowers Foods, Inc.	537	14,134
Performance Food Group Co. (a)	332	15,266
The Kroger Co.	320	15,146
US Foods Holding Corp. (a)	488	14,972
		73,706

	Shares	Value
Gas — 1.4%
Atmos Energy Corp.	120	$13,452
National Fuel Gas Co.	232	15,324
NiSource, Inc.	455	13,418
		42,194
Healthcare Services — 5.5%
Acadia Healthcare Co., Inc. (a)	223	15,081
agilon health, Inc. (a)	709	15,477
Anthem, Inc.	36	17,373
Centene Corp. (a)	182	15,399
Chemed Corp.	33	15,490
HCA Healthcare, Inc.	88	14,789
Humana, Inc.	37	17,319
Molina Healthcare, Inc. (a)	56	15,658
Quest Diagnostics, Inc.	113	15,027
Tenet Healthcare Corp. (a)	275	14,454
UnitedHealth Group, Inc.	34	17,463
		173,530
Home Builders — 2.0%
D.R. Horton, Inc.	232	15,356
Lennar Corp. - Class A	219	15,455
NVR, Inc. (a)	4	16,017
PulteGroup, Inc.	386	15,297
		62,125
Household Products & Wares — 0.5%
Reynolds Consumer Products, Inc.	520	14,180

Insurance — 3.7%
American Financial Group, Inc.	55	7,635
Brown & Brown, Inc.	129	7,526
Cincinnati Financial Corp.	65	7,734
Equitable Holdings, Inc.	278	7,247
Erie Indemnity Co. - Class A	40	7,687
Fidelity National Financial, Inc.	202	7,466
Globe Life, Inc.	77	7,505
Lincoln National Corp.	153	7,156
Loews Corp.	127	7,526
Markel Corp. (a)	6	7,760
Old Republic International Corp.	340	7,602
The Allstate Corp.	60	7,604
The Hartford Financial Services Group, Inc.	115	7,524
The Progressive Corp.	79	9,185
Voya Financial, Inc.	125	7,441
		114,598
Internet — 1.5%
DoorDash, Inc. - Class A (a)	218	13,989
Robinhood Markets, Inc. - Class A (a)	841	6,913
Roku, Inc. (a)	167	13,717
Zillow Group, Inc. - Class C (a)	410	13,018
		47,637

The accompanying notes are an integral part of the financial statements.

9

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Investment Companies — 0.4%
Ares Capital Corp.	416	$7,459
FS KKR Capital Corp.	307	5,962
		13,421
Iron & Steel — 0.5%
Steel Dynamics, Inc.	226	14,950

Leisure Time — 0.4%
Planet Fitness, Inc. - Class A (a)	195	13,262

Lodging — 0.9%
Boyd Gaming Corp.	293	14,577
Choice Hotels International, Inc.	133	14,846
		29,423
Media — 3.0%
Cable One, Inc.	12	15,472
Charter Communications, Inc. - Class A (a)	37	17,336
Fox Corp. - Class A	472	15,180
Liberty Broadband Corp. - Class C (a)	134	15,496
Nexstar Media Group, Inc. - Class A	93	15,148
Sirius XM Holdings, Inc.	2,496	15,300
		93,932
Mining — 0.4%
MP Materials Corp. (a)	429	13,762

Oil & Gas — 7.7%
Antero Resources Corp. (a)	450	13,793
Chesapeake Energy Corp.	177	14,355
Civitas Resources, Inc.	241	12,602
Continental Resources, Inc.	232	15,161
Coterra Energy, Inc.	574	14,803
Devon Energy Corp.	264	14,549
Diamondback Energy, Inc.	121	14,659
EOG Resources, Inc.	146	16,124
EQT Corp.	418	14,379
Marathon Oil Corp.	652	14,657
Marathon Petroleum Corp.	174	14,305
Matador Resources Co.	308	14,350
PDC Energy, Inc.	240	14,786
Pioneer Natural Resources Co.	73	16,285
Range Resources Corp. (a)	567	14,033
Southwestern Energy Co. (a)	2,148	13,425
Texas Pacific Land Corp.	5	7,440
		239,706
Pharmaceuticals — 2.5%
AmerisourceBergen Corp.	107	15,139
Cardinal Health, Inc.	286	14,949
Cigna Corp.	64	16,865

	Shares	Value
Pharmaceuticals (continued)
CVS Health Corp.	182	$16,864
Neurocrine Biosciences, Inc. (a)	159	15,499
		79,316
Pipelines — 1.9%
Kinder Morgan, Inc.	909	15,235
ONEOK, Inc.	270	14,985
Targa Resources Corp.	249	14,858
The Williams Cos., Inc.	497	15,510
		60,588
Private Equity — 0.5%
Ares Management Corp. - Class A	125	7,108
Blackstone, Inc.	94	8,576
		15,684
Retail — 9.3%
AutoNation, Inc. (a)	133	14,864
BJ’s Wholesale Club Holdings, Inc. (a)	237	14,770
Burlington Stores, Inc. (a)	99	13,486
CarMax, Inc. (a)	160	14,477
Casey’s General Stores, Inc.	80	14,798
Chipotle Mexican Grill, Inc. (a)	12	15,688
Darden Restaurants, Inc.	129	14,592
Dollar General Corp.	70	17,180
Five Below, Inc. (a)	125	14,179
Floor & Decor Holdings, Inc. - Class A (a)	215	13,536
Kohl’s Corp.	369	13,170
Lithia Motors, Inc.	53	14,565
Macy’s, Inc.	693	12,696
Murphy USA, Inc.	58	13,506
O’Reilly Automotive, Inc. (a)	24	15,163
RH (a)	61	12,948
Ross Stores, Inc.	205	14,397
Target Corp.	116	16,383
Tractor Supply Co.	77	14,926
Ulta Beauty, Inc. (a)	39	15,034
		290,358
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	71	15,465

Software — 2.7%
Black Knight, Inc. (a)	115	7,520
CCC Intelligent Solutions Holdings, Inc. (a)	797	7,332
Change Healthcare, Inc. (a)	666	15,359
Intuit, Inc.	43	16,574
Jack Henry & Associates, Inc.	42	7,561
Paychex, Inc.	127	14,461
Paycom Software, Inc. (a)	53	14,846
		83,653

The accompanying notes are an integral part of the financial statements.

10

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Telecommunications — 1.0%
Frontier Communications Parent, Inc. (a)	649	$15,277
Verizon Communications, Inc.	339	17,204
		32,481
Transportation — 3.0%
CSX Corp.	579	16,826
JB Hunt Transport Services, Inc.	97	15,275
Knight-Swift Transportation Holdings, Inc.	333	15,415
Landstar System, Inc.	95	13,815
Norfolk Southern Corp.	67	15,228
Old Dominion Freight Line, Inc.	61	15,633
		92,192
Water — 0.4%
Essential Utilities, Inc.	289	13,251

TOTAL COMMON STOCKS (Cost $3,085,767)		2,679,063

PARTNERSHIPS — 4.4%
Investment Companies — 0.5%
Icahn Enterprises LP	320	15,398

Pipelines — 3.9%
Cheniere Energy Partners LP	343	15,390
DCP Midstream LP	513	15,175
Energy Transfer LP	1,505	15,020
Enterprise Products Partners LP	635	15,475
Magellan Midstream Partners LP	323	15,426
MPLX LP	526	15,333
Shell Midstream Partners LP	986	13,873
Western Midstream Partners LP	634	15,413
		121,105
TOTAL PARTNERSHIPS (Cost $138,352)		136,503

REAL ESTATE INVESTMENT TRUSTS — 9.7%
AGNC Investment Corp.	661	7,317
Agree Realty Corp.	82	5,915
Alexandria Real Estate Equities, Inc.	52	7,542
American Campus Communities, Inc.	119	7,672
American Homes 4 Rent - Class A	214	7,584
Apartment Income REIT Corp.	181	7,530
AvalonBay Communities, Inc.	38	7,382
Boston Properties, Inc.	81	7,207
Brixmor Property Group, Inc.	357	7,215
Camden Property Trust	56	7,531
Crown Castle International Corp.	54	9,092
CubeSmart	173	7,391
Duke Realty Corp.	134	7,363

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (continued)
EastGroup Properties, Inc.	47	$7,254
Equity LifeStyle Properties, Inc.	105	7,399
Equity Residential	104	7,511
Essex Property Trust, Inc.	28	7,322
Extra Space Storage, Inc.	44	7,485
Federal Realty Investment Trust	75	7,181
First Industrial Realty Trust, Inc.	157	7,454
Gaming and Leisure Properties, Inc.	161	7,383
Healthcare Trust of America, Inc. - Class A	272	7,592
Healthpeak Properties, Inc.	292	7,566
Host Hotels & Resorts, Inc.	459	7,197
Invitation Homes, Inc.	212	7,543
Kilroy Realty Corp.	138	7,222
Kimco Realty Corp.	369	7,295
Lamar Advertising Co. - Class A	83	7,302
Life Storage, Inc.	67	7,481
Mid-America Apartment Communities, Inc.	44	7,684
National Retail Properties, Inc.	172	7,396
PS Business Parks, Inc.	32	5,989
Public Storage	24	7,504
Regency Centers Corp.	122	7,236
Rexford Industrial Realty, Inc.	129	7,429
Simon Property Group, Inc.	75	7,119
Spirit Realty Capital, Inc.	152	5,743
STAG Industrial, Inc.	187	5,775
STORE Capital Corp.	279	7,276
UDR, Inc.	163	7,505
VICI Properties, Inc.	246	7,328
Vornado Realty Trust	199	5,689
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $366,000)		304,601

MONEY MARKET FUNDS — 0.2%
First American Treasury Obligations Fund - Class X, 1.32% (b)	7,522	7,522
TOTAL MONEY MARKET FUNDS (Cost $7,522)		7,522

Total Investments (Cost $3,597,641) — 99.9%		3,127,689
Other assets and liabilities, net — 0.1%		2,369
TOTAL NET ASSETS — 100.0%		$3,130,058

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

11

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	RiverNorth Patriot ETF
Assets
Investments, at value (cost $30,391,137, $6,442,983, $56,254,347, and $3,597,641 respectively)	$17,571,216	$6,984,738	$56,671,537	$3,127,689
Dividends and interest receivable	882	7,498	108,256	4,243
Total assets	17,572,098	6,992,236	56,779,793	3,131,932

Liabilities
Payable to Adviser	9,899	3,432	31,275	1,874
Total liabilities	9,899	3,432	31,275	1,874
Net Assets	$17,562,199	$6,988,804	$56,748,518	$3,130,058

Net Assets Consists of:
Paid-in capital	$30,802,929	$6,133,564	$56,334,336	$3,711,827
Total distributable earnings (accumulated losses)	(13,240,730)	855,240	414,182	(581,769)
Net Assets	$17,562,199	$6,988,804	$56,748,518	$3,130,058

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	650,000	225,000	2,025,000	150,000
Net Asset Value, redemption price and offering price per share	$27.02	$31.06	$28.02	$20.87

The accompanying notes are an integral part of the financial statements.

12

TrueShares ETFs

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	RiverNorth Patriot ETF
Investment Income
Dividend income (net of witholding taxes and issuance fees of $—, $—, $22,056 and $—, respectively)	$4,718	$53,556	$986,454	$32,803
Interest income	1,241	111	4,428	23
Total investment income	5,959	53,667	990,882	32,826

Expenses
Investment advisory fees	86,639	23,862	170,631	11,127
Total expenses	86,639	23,862	170,631	11,127
Net investment income (loss)	(80,680)	29,805	820,251	21,699

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) from:
Investments	289,872	289,898	218,471	(133,516)
Foreign cuurrency transactions	—	—	(214)	—
Net realized gain (loss) on investments and foreign currency transactions	289,872	289,898	218,257	(133,516)
Net change in unrealized appreciation/depreciation on:
Investments	(15,345,237)	(2,735,822)	(2,513,635)	(469,952)
Foreign currency translation	—	—	(96)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(15,345,237)	(2,735,822)	(2,513,731)	(469,952)
Net realized and unrealized loss on investments and foreign currency	(15,055,365)	(2,445,924)	(2,295,474)	(603,468)
Net decrease in net assets from operations	$(15,136,045)	$(2,416,119)	$(1,475,223)	$(581,769)

The accompanying notes are an integral part of the financial statements.

13

TrueShares ETFs

Statements of Changes in Net Assets

	TrueShares Technology, AI & Deep Learning ETF		TrueShares ESG Active Opportunities ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment income (loss)	$(80,680)	$(195,050)	$29,805	$40,323
Net realized gain on investments	289,872	2,175,206	289,898	103,780
Net change in unrealized appreciation/depreciataion on investments	(15,345,237)	(3,572,155)	(2,735,822)	1,445,350
Net increase (decrease) in net assets resulting from operations	(15,136,045)	(1,591,999)	(2,416,119)	1,589,453

From Distributions
Distributable earnings	—	(37,530)	—	(41,282)
Total distributions	—	(37,530)	—	(41,282)

From Capital Share Transactions
Proceeds from shares sold	4,799,393	19,803,940	—	1,779,840
Cost of shares redeemed	(9,795,080)	(7,854,945)	(942,680)	—
Net increase (decrease) in net assets resulting from capital share transactions	(4,995,687)	11,948,995	(942,680)	1,779,840

Total Increase (Decrease) in Net Assets	(20,131,732)	10,319,466	(3,358,799)	3,328,011

Net Assets
Beginning of period	37,693,931	27,374,465	10,347,603	7,019,592
End of period	$17,562,199	$37,693,931	$6,988,804	$10,347,603

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,000	575,000	250,000	200,000
Shares sold	125,000	400,000	—	50,000
Shares redeemed	(275,000)	(175,000)	(25,000)	—
Shares outstanding, end of period	650,000	800,000	225,000	250,000

The accompanying notes are an integral part of the financial statements.

14

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Low Volatility Equity Income ETF		RiverNorth Patriot ETF
	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(2)
From Operations
Net investment income	$820,251	$940,452	$21,699	$—
Net realized gain (loss) on investments and foreign currency	218,257	412,287	(133,516)	—
Net change in unrealized appreciation/depreciataion on investments and foreign currency	(2,513,731)	2,930,921	(469,952)	—
Net increase (decrease) in net assets resulting from operations	(1,475,223)	4,283,660	(581,769)	—

From Distributions
Distributable earnings	(784,575)	(1,612,854)	—	—
Total distributions	(784,575)	(1,612,854)	—	—

From Capital Share Transactions
Proceeds from shares sold	18,042,937	43,554,475	3,691,632	1,250,000
Cost of shares redeemed	(5,259,902)	—	(1,229,805)	—
Net increase in net assets resulting from capital share transactions	12,783,035	43,554,475	2,461,827	1,250,000

Total Increase in Net Assets	10,523,237	46,225,281	1,880,058	1,250,000

Net Assets
Beginning of period	46,225,281	—	1,250,000	—
End of period	$56,748,518	$46,225,281	$3,130,058	$1,250,000

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,600,000	—	50,000	—
Shares sold	600,000	1,600,000	150,000	50,000
Shares redeemed	(175,000)	—	(50,000)	—
Shares outstanding, end of period	2,025,000	1,600,000	150,000	50,000

(1)	The Fund commenced operations on January 27, 2021.

(2)	The Fund commenced operations on December 31, 2021.

The accompanying notes are an integral part of the financial statements.

15

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations				Less Distributions Paid From
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Return of capital		Net realized gains	Total distributions paid
TrueShares Technology, AI & Deep Learning ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$47.12	(0.11)	(19.99)		(20.10)	—	—		—	—
For the period 01/01/2021 - 12/31/2021	$47.61	(0.31)	(0.12	)(8)	(0.43)	—	—		(0.06)	(0.06)
For the period 02/28/2020(7) - 12/31/2020	$25.00	(0.19)	22.80		22.61	—	—		—	—
TrueShares ESG Active Opportunities ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$41.39	0.13	(10.46)		(10.33)	—	—		—	—
For the period 01/01/2021 - 12/31/2021	$35.10	0.16	6.29		6.45	(0.16)	—		—	(0.16)
For the period 02/28/2020(7) - 12/31/2020	$25.00	0.17	10.07		10.24	(0.14)	(0.00	)(9)	—	(0.14)
TrueShares Low Volatility Equity Income ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$28.89	0.46	(0.91)		(0.45)	(0.42)	—		—	(0.42)
For the period 01/27/2021(7) - 12/31/2021	$25.00	0.81	4.19		5.00	(0.69)	—		(0.42)	(1.11)
RiverNorth Patriot ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$25.00	0.16	(4.29)		(4.13)	—	—		—	—
For the period 12/31/2021(7) - 12/31/2021	$25.00	—	—		—	—	—		—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

16

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)	Ratios/Supplemental Data
						Ratios to Average Net Assets of: (2)
Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

$27.02	(42.66)%		(42.76)%		$17,562	0.68%	(0.63)%	18%
$47.12	(0.90)%		(0.96)%		$37,694	0.68%	(0.67)%	14%
$47.61	90.43%		90.52%		$27,374	0.68%	(0.59)%	30%

$31.06	(24.96)%		(25.16)%		$6,989	0.58%	0.72%	2%
$41.39	18.40%		18.42%		$10,348	0.58%	0.42%	14%
$35.10	40.94%		40.93%		$7,020	0.58%	0.70%	29%

$28.02	(1.64)%		(1.72)%		$56,749	0.65%	3.12%	20%
$28.89	20.10	%(6)	20.17	%(6)	$46,225	0.65%	3.08%	55%

$20.87	(16.53)%		(16.72)%		$3,130	0.70%	1.37%	24%
$25.00	—%		—%		$1,250	0.70%	—%	—%

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(7)	Commencement of Operations.

(8)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(9)	Less than $(0.005).

The accompanying notes are an integral part of the financial statements.

17

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2022, the TrueShares ETFs consist of sixteen active series, four of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020
TrueShares ESG Active Opportunities ETF (“ESG ETF”)	ECOZ	Diversified	February 28, 2020
TrueShares Low Volatility Equity Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Non-diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Non-diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Non-diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Non-diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Non-diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Non-diversified	December 1, 2020
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Non-diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Non-diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Non-diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Non-diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Non-diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Non-diversified	June 1, 2021

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objectives:

Fund	Investment Objective
AI ETF	Seeks to achieve its total return investment objective by investing in Common stock of technology, artificial intelligence and deep learning companies.
ESG ETF	Seeks to achieve its total return investment objective by investing in Common stock of environmental, social and governance (“ESG”) companies.
DIVZ ETF

Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index by investing common stocks with the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market.

FLDZ ETF

Seeks capital appreciation by investing in mid to large cap companies that are domiciled in, and with revenues which are primarily generated in, the United States of America. FLDZ is designed to provide an alternative approach to charity and seeks to delivers true impact investing.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

18

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2022, are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Technology, AI & Deep Learning ETF
Investments - Assets:
Common Stocks*	$16,175,899	$—	$—	$16,175,899
Money Market Funds	1,395,317	—	—	1,395,317
Total Investments - Assets	$17,571,216	$—	$—	$17,571,216

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares ESG Active Opportunities ETF
Investments - Assets:
Common Stocks*	$6,625,959	$—	$—	$6,625,959
Real Estate Investment Trusts	284,223	—	—	284,223
Money Market Funds	74,556	—	—	74,556
Total Investments - Assets	$6,984,738	$—	$—	$6,984,738

* See the Schedule of Investments for industry classifications.

20

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Low Volatility Equity Income ETF
Investments - Assets:
Common Stocks*	$53,864,877	$—	$—	$53,864,877
Money Market Funds	2,806,660	—	—	2,806,660
Total Investments - Assets	$56,671,537	$—	$—	$56,671,537

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
RiverNorth Patriot ETF
Investments - Assets:
Common Stocks*	$2,679,063	$—	$—	$2,679,063
Partnerships*	136,503	—	—	136,503
Real Estate Investment Trusts	304,601	—	—	304,601
Money Market Funds	7,522	—	—	7,522
Total Investments - Assets	$3,127,689	$—	$—	$3,127,689

* See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The AI ETF, the ESG ETF and the FLDZ ETF generally pay out dividends from net investment income, if any, at least annually, and distribute its net capital gains, if any, to shareholders at least annually. The DIVZ ETF intends to pay out dividends from net investment income, if any, quarterly. The Funds will declare

21

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2021, the Funds’ most recent fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2021, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2021 fiscal period. At December 31, 2021, the Funds’ most recent fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.68%, 0.58%, 0.65% and 0.70% of the AI ETF’s, the ESG ETF’s, the DIVZ ETF’s, and FLDZ ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.

Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net

22

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

profits are calculated as follows: the total Adviser’s fees received by the Adviser from the AI ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the AI ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.

Purview Investments, LLC (the “ESG ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the ESG ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the ESG ETF Sub-Adviser, the ESG ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the ESG ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net profits are calculated as follows: the total Adviser’s fees received by the Adviser from the ESG ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the ESG ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.

Titleist Asset Management, Ltd. (the “DIVZ ETF Sub-Advisor”), a Texas limited liability company serves as sub-adviser to the DIVZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the DIVZ ETF Sub-Adviser, the DIVZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The DIVZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is based on the net profits of the fund and calculated as follows: 75% Titleist profit percentage and 25% TrueMark profit percentage on net daily average AUM less than $75 million, 65% Titleist profit percentage and 35% TrueMark profit percentage on net daily average AUM greater than $75 million but less than $150 million, and 50% Titleist profit percentage and 50% TrueMark profit percentage on net daily average AUM greater than $150 million.

RiverNorth Capital Management, LLC (the “FLDZ Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the FLDZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the FLDZ ETF Sub-Adviser, the FLDZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the FLDZ Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate based on the Fund assets under management of the FLDZ ETF which is 0.60% on average daily assets. The Sub-Adviser will donate a majority of its sub-advisory fee or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

23

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the AI ETF, the ESG ETF, the DIVZ ETF and the FLDZ ETF are listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. Effective April 30, 2022, the Creation Unit Transaction Fee charged by the Fund for each creation order is $300. Prior to this date, the Creation Unit Transaction fee was $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

24

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2022		Period Ended December 31, 2021
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Return of Capital
TrueShares Technology, AI & Deep Learning ETF	$—	$—	$37,530	$—
TrueShares ESG Active Opportunities ETF	—	—	40,352	930
TrueShares Low Volatility Equity Income ETF	784,575	—	1,612,854	—
RiverNorth Patriot ETF	—	—	—	—

(1)	Ordinary income includes short-term capital gains.

At December 31, 2021, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	RiverNorth Patriot ETF
Federal Tax Cost of Investments	$34,952,654	$7,075,302	$42,431,804	$1,245,639
Gross Tax Unrealized Appreciation	$6,538,180	$3,511,638	$3,951,326	$—
Gross Tax Unrealized Depreciation	(4,314,515)	(240,279)	(1,051,357)	—
Net Tax Unrealized Appreciation (Depreciation)	2,223,665	3,271,359	2,899,969	—
Other Accumulated Gain (Loss)	(328,350)	—	(225,989)	—
Total Distributable Earnings / (Accumulated Losses)	$1,895,315	$3,271,359	$2,673,980	$—

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. During the fiscal year ended December 31, 2021, ECOZ utilized short-term capital losses of $101,642. At December 31, 2021, the Funds’ most recent fiscal period end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
TrueShares Technology, AI & Deep Learning ETF	$328,350	$—	$—
TrueShares ESG Active Opportunities ETF	—	—	—
TrueShares Low Volatility Equity Income ETF	—	199	225,790
RiverNorth Patriot ETF	—	—	—

25

TrueShares ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2022, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Technology, AI & Deep Learning ETF	$2,290,348	$(541,656)
TrueShares ESG Active Opportunities ETF	367,889	(10,923)
TrueShares Low Volatility Equity Income ETF	1,320,487	—
RiverNorth Patriot ETF	95,848	(69,457)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended June 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Technology, AI & Deep Learning ETF	$5,756,417	$4,488,537	$3,611,122	$9,310,107
TrueShares ESG Active Opportunities ETF	190,619	190,811	—	926,001
TrueShares Low Volatility Equity Income ETF	10,249,842	11,986,648	17,370,524	4,783,582
RiverNorth Patriot ETF	732,390	758,495	3,659,651	1,148,769

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

The Adviser launched the RiverNorth Enhanced Pre-Merger SPAC ETF, which commenced operations on July 11, 2022. The Fund is an actively-managed ETF that pursues its investment objective to preserve capital and provide incremental total return by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

26

TrueShares ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

27

TrueShares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.true-shares.com

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com

TAX INFORMATION

For the fiscal period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrueShares Technology, AI & Deep Learning ETF	10.34%
TrueShares ESG Active Opportunities ETF	100.00%
TrueShares Low Volatility Equity Income ETF	71.66%
RiverNorth Patriot ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2021 was as follows:

TrueShares Technology, AI & Deep Learning ETF	10.34%
TrueShares ESG Active Opportunities ETF	100.00%
TrueShares Low Volatility Equity Income ETF	62.00%
RiverNorth Patriot ETF	0.00%

The percent of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended December 31, 2021 was as follows:

TrueShares Technology, AI & Deep Learning ETF	100.00%
TrueShares ESG Active Opportunities ETF	0.00%
TrueShares Low Volatility Equity Income ETF	41.50%
RiverNorth Patriot ETF	0.00%

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Investment Adviser:

TrueMark Investments, LLC
433 W. Van Buren St., 1150-E
Chicago, IL 60607

Investment Sub-Advisers:

Black Hill Capital Partners, LLC
101 California St.
San Francisco, CA 94111

Purview Investments, LLC
208 East 51st St.
New York, NY 10022

Titleist Asset Management, Ltd.
777 East Sonterra Boulevard, Suite 330
San Antonio, Texas 78258

RiverNorth Capital Management, LLC
433 W. Van Buren St., 1150-N
Chicago, IL 60607

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

TrueShares Structured Outcome ETFs

TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)

SEMI-ANNUAL REPORT

June 30, 2022

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares Structured Outcome ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Written Options	4
Statements of Assets and Liabilities	16
Statements of Operations	19
Statements of Changes in Net Assets	22
Financial Highlights	28
Notes to Financial Statements	34
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	49
Review of Liquidity Risk Management Program	52
Supplemental Information	53

TrueShares Structured Outcome ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2022 to June 30, 2022).

ACTUAL EXPENSES

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value (01/01/2022)	Ending Account Value (06/30/2022)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Structured Outcome (July) ETF	$ 1,000.00	$ 889.90	0.79%	$3.70
TrueShares Structured Outcome (August) ETF	1,000.00	884.00	0.80	3.74
TrueShares Structured Outcome (September) ETF	1,000.00	879.30	0.79	3.68
TrueShares Structured Outcome (October) ETF	1,000.00	867.90	0.79	3.66
TrueShares Structured Outcome (November) ETF	1,000.00	869.10	0.79	3.66
TrueShares Structured Outcome (December) ETF	1,000.00	863.40	0.80	3.70
TrueShares Structured Outcome (January) ETF	1,000.00	859.80	0.79	3.64
TrueShares Structured Outcome (February) ETF	1,000.00	854.50	0.79	3.63
TrueShares Structured Outcome (March) ETF	1,000.00	838.50	0.79	3.60
TrueShares Structured Outcome (April) ETF	1,000.00	852.00	0.79	3.63
TrueShares Structured Outcome (May) ETF	1,000.00	836.80	0.79	3.60
TrueShares Structured Outcome (June) ETF	1,000.00	851.20	0.79	3.63

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares Structured Outcome ETFs

Shareholder Expense Example

(Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (01/01/2022)	Ending Account Value (06/30/2022)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Structured Outcome (July) ETF	$ 1,000.00	$ 1,020.88	0.79%	$3.96
TrueShares Structured Outcome (August) ETF	1,000.00	1,020.83	0.80	4.01
TrueShares Structured Outcome (September) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (October) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (November) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (December) ETF	1,000.00	1,020.83	0.80	4.01
TrueShares Structured Outcome (January) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (February) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (March) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (April) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (May) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (June) ETF	1,000.00	1,020.88	0.79	3.96

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares Structured Outcome (July) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

(1)	Less than 0.05%.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 103.7%
Money Market Funds — 0.0% (e)
First American Treasury Obligations Fund - Class X, 1.32% (a)	3,256	$3,256
Total Money Market Funds (Cost $3,256)		3,256

U.S. Treasury Bills — 103.7%
2.23%, 12/1/2022 (c)(d)	13,811,000	13,681,940
Total U.S. Treasury Bills (Cost $13,799,260)		13,681,940
TOTAL SHORT-TERM INVESTMENTS (Cost $13,802,516)		13,685,196

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 6.2%
PURCHASED CALL OPTIONS — 6.2%
CBOE SPDR S&P 500 ETF Trust
Expiration: June 30, 2023, Exercise Price: $377	205	$821,230	$7,733,625
TOTAL PURCHASED OPTIONS (Cost $821,445)		821,230

TOTAL INVESTMENTS (Cost $14,623,961) — 109.0%		14,506,426
Other assets and liabilities, net — (9.0)%		(1,192,238)
TOTAL NET ASSETS — 100.0%		$13,314,188

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

(e)	Amount is less than 0.05%.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (6.2)%
WRITTEN PUT OPTIONS — (6.2)%
CBOE SPDR S&P 500 ETF Trust
Expiration: June 30, 2023, Exercise Price: $340	392	$821,240	$14,788,200
TOTAL WRITTEN OPTIONS (Premiums Received $820,810)		$821,240

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (August) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

(1)	Less than 0.05%.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 105.5%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 1.32% (a)	16,754	$16,754
Total Money Market Funds (Cost $16,754)		16,754

U.S. Treasury Bills — 105.4%
1.34%, 8/11/2022 (c)(d)	14,146,000	14,124,553
Total US Treasury Bills (Cost $14,141,006)		14,124,553
TOTAL SHORT-TERM INVESTMENTS (Cost $14,157,760)		14,141,307

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED CALL OPTIONS — 0.0% (e)
CBOE SPDR S&P 500 ETF Trust
Expiration: July 29, 2022, Exercise Price: $438	247	$2,170	$9,318,075
TOTAL OPTIONS (Cost $746,423)		2,170

TOTAL INVESTMENTS (Cost $14,904,183) — 105.5%		14,143,477
Other assets and liabilities, net — (5.5)%		(737,317)
TOTAL NET ASSETS — 100.0%		$13,406,160

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

(e)	Amount is less than 0.05%.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (5.4)%
WRITTEN PUT OPTIONS — (5.4)%
CBOE SPDR S&P 500 ETF Trust
Expiration: July 29, 2022, Exercise Price: $394	359	$728,707	$13,543,275
TOTAL WRITTEN OPTIONS (Premiums Received $727,686)		$728,707

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (September) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

(1)	Less than 0.05%.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 108.7%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 1.32% (a)	56,063	$56,063
Total Money Market Funds (Cost $56,063)		56,063

U.S. Treasury Bills — 108.4%
1.53%, 9/01/2022 (c)(d)	23,932,000	23,869,609
1.56%, 9/08/2022 (c)(d)	775,000	772,710
Total U.S. Treasury Bills (Cost $24,681,210)		24,642,319
TOTAL SHORT-TERM INVESTMENTS (Cost $24,737,273)		24,698,382

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED CALL OPTIONS — 0.0% (e)
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $452	419	$9,557	$15,806,775
TOTAL PURCHASED OPTIONS (Cost $1,263,776)		9,557

TOTAL INVESTMENTS (Cost $26,001,049) — 108.7%		24,707,939
Other assets and liabilities, net — (8.7)%		(1,968,246)
TOTAL NET ASSETS — 100.0%		$22,739,693

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

(e)	Amount is less than 0.05%.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (8.6)%
WRITTEN PUT OPTIONS — (8.6)%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2022, Exercise Price: $407	608	$1,953,086	$22,936,800
TOTAL WRITTEN OPTIONS (Premiums Received $1,291,786)		$1,953,086

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (October) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 106.3%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 1.32% (a)	26,416	$26,416
Total Money Market Funds (Cost $26,416)		26,416

U.S. Treasury Bills — 105.9%
1.75%, 10/06/2022 (c)(d)	6,805,000	6,773,283
Total U.S. Treasury Bills (Cost $6,788,315)		6,773,283
TOTAL SHORT-TERM INVESTMENTS (Cost $6,814,731)		6,799,699

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED CALL OPTIONS — 0.3%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 30, 2022, Exercise Price: $434	124	$18,423	$4,677,900
TOTAL PURCHASED OPTIONS (Cost $437,851)		18,423

TOTAL INVESTMENTS (Cost $7,252,582) — 106.6%		6,818,122
Other assets and liabilities, net — (6.6)%		(421,584)
TOTAL NET ASSETS — 100.0%		$6,396,538

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (6.9)%
WRITTEN PUT OPTIONS — (6.9)%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 30, 2022, Exercise Price: $391	174	$440,358	$6,564,150
TOTAL WRITTEN OPTIONS (Premiums Received $381,739)		$440,358

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (November) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 111.3%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 1.32% (a)	32,946	$32,946
Total Money Market Funds (Cost $32,946)		32,946

U.S. Treasury Bills — 111.0%
2.00%, 11/03/2022 (c)(d)	12,151,000	12,067,883
Total U.S. Treasury Bills (Cost $12,131,085)		12,067,883
TOTAL SHORT-TERM INVESTMENTS (Cost $12,164,031)		12,100,829

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED CALL OPTIONS — 0.1%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2022, Exercise Price: $460	200	$15,854	$7,545,000
TOTAL PURCHASED OPTIONS (Cost $696,651)		15,854

TOTAL INVESTMENTS (Cost $12,860,682) — 111.4%		12,116,683
Other assets and liabilities, net — (11.4)%		(1,242,198)
TOTAL NET ASSETS — 100.0%		$10,874,485

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (11.4)%
WRITTEN PUT OPTIONS — (11.4)%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2022, Exercise Price: $414	293	$1,234,987	$11,053,425
TOTAL WRITTEN OPTIONS (Premiums Received $613,546)		$1,234,987

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (December) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 109.8%
Money Market Funds — 0.9%
First American Treasury Obligations Fund - Class X, 1.32% (a)	60,684	$60,684
Total Money Market Funds (Cost $60,684)		60,684

U.S. Treasury Bills — 108.9%
2.23%, 12/01/2022 (c)(d)	5,060,000	5,012,716
2.46%, 12/29/2022 (c)(d)	2,165,000	2,138,712
Total U.S. Treasury Bills (Cost $7,209,292)		7,151,428
TOTAL SHORT-TERM INVESTMENTS (Cost $7,269,976)		7,212,112

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.4%
PURCHASED CALL OPTIONS — 0.4%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2022, Exercise Price: $451	125	$26,954	$4,715,625
TOTAL PURCHASED OPTIONS (Cost $504,259)		26,954

TOTAL INVESTMENTS (Cost $7,774,235) — 110.2%		7,239,066
Other assets and liabilites, net — (10.2)%		(670,990)
TOTAL NET ASSETS — 100.0%		$6,568,076

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (10.1)%
WRITTEN PUT OPTIONS — (10.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2022, Exercise Price: $405	178	$666,556	$6,715,050
TOTAL WRITTEN OPTIONS (Premiums Received $409,036)		$666,556

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (January) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 115.0%
Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 1.32% (a)	24,865	$24,865
Total Money Market Funds (Cost $24,865)		24,865

U.S. Treasury Bills — 114.5%
2.46%, 12/29/2022 (c)(d)	5,075,000	5,013,379
Total U.S. Treasury Bills (Cost $5,064,676)		5,013,379
TOTAL SHORT-TERM INVESTMENTS (Cost $5,089,542)		5,038,244

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED CALL OPTIONS — 0.2%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 30, 2022, Exercise Price: $478	81	$7,865	$3,055,725
TOTAL PURCHASED OPTIONS (Cost $238,513)		7,865

TOTAL INVESTMENTS (Cost $5,328,055) — 115.2%		5,046,109
Other assets and liabilities, net — (15.2)%		(667,145)
TOTAL NET ASSETS — 100.0%		$4,378,964

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (15.2)%
WRITTEN PUT OPTIONS — (15.2)%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 30, 2022, Exercise Price: $430	118	$664,772	$4,451,550
TOTAL WRITTEN OPTIONS (Premiums Received $316,031)		$664,772

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (February) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 111.1%
Money Market Funds — 1.1%
First American Treasury Obligations Fund - Class X, 1.32% (a)	33,524	$33,524
Total Money Market Funds (Cost $33,524)		33,524

U.S. Treasury Bills — 110.0%
2.47%, 1/26/2023 (c)(d)	3,593,000	3,542,556
Total U.S. Treasury Bills (Cost $3,578,190)		3,542,556
TOTAL SHORT-TERM INVESTMENTS (Cost $3,611,714)		3,576,080

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.6%
PURCHASED CALL OPTIONS — 0.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2023, Exercise Price: $453	56	$18,996	$2,112,600
TOTAL PURCHASED OPTIONS (Cost $204,402)		18,996

TOTAL INVESTMENTS (Cost $3,816,116) — 111.7%		3,595,076
Other assets and liabilities, net — (11.7)%		(375,180)
TOTAL NET ASSETS — 100.0%		$3,219,896

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (11.6)%
WRITTEN PUT OPTIONS — (11.6)%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2023, Exercise Price: $408	89	$373,926	$3,357,525
TOTAL WRITTEN OPTIONS (Premiums Received $204,251)		$373,926

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (March) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 107.4%
Money Market Funds — 0.8%
First American Treasury Obligations Fund - Class X, 1.32% (a)	41,599	$41,599
Total Money Market Funds (Cost $41,599)		41,599

U.S. Treasury Bills — 106.6%
2.40%, 2/23/2023 (c)(d)	5,844,000	5,753,636
Total U.S. Treasury Bills (Cost $5,808,253)		5,753,636
TOTAL SHORT-TERM INVESTMENTS (Cost $5,849,852)		5,795,235

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 1.7%
PURCHASED CALL OPTIONS — 1.7%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 28, 2023, Exercise Price: $430	98	$93,461	$3,697,050
TOTAL PURCHASED OPTIONS (Cost $393,420)		93,461

TOTAL INVESTMENTS (Cost $6,243,272) — 109.1%		5,888,696
Other assets and liabilities, net — (9.1)%		(489,570)
TOTAL NET ASSETS — 100.0%		$5,399,126

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (9.0)%
WRITTEN PUT OPTIONS — (9.0)%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 28, 2023, Exercise Price: $387	151	$486,911	$5,696,475
TOTAL WRITTEN OPTIONS (Premiums Received $371,300)		$486,911

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (April) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 111.3%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 1.32% (a)	44,017	$44,017
Total Money Market Funds (Cost $44,017)		44,017

U.S. Treasury Bills — 110.6%
2.38%, 3/23/2023 (c)(d)	6,808,000	6,691,296
Total U.S. Treasury Bills (Cost $6,727,563)		6,691,296
TOTAL SHORT-TERM INVESTMENTS (Cost $6,771,580)		6,735,313

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 1.0%
PURCHASED CALL OPTIONS — 1.0%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2023, Exercise Price: $453	112	$60,258	$4,225,200
TOTAL PURCHASED OPTIONS (Cost $410,410)		60,258

TOTAL INVESTMENTS (Cost $7,181,990) — 112.3%		6,795,571
Other assets and liabilites, net — (12.3)%		(747,199)
TOTAL NET ASSETS — 100.0%		$6,048,372

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (12.3)%
WRITTEN PUT OPTIONS — (12.3)%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2023, Exercise Price: $408	167	$743,680	$6,300,075
TOTAL WRITTEN OPTIONS (Premiums Received $389,291)		$743,680

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (May) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 105.1%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 1.32% (a)	23,423	$23,423
Total Money Market Funds (Cost $23,423)		23,423

U.S. Treasury Bills — 104.5%
2.56%, 4/20/2023 (c)(d)	4,231,000	4,144,739
Total U.S. Treasury Bills (Cost $4,163,506)		4,144,739
TOTAL SHORT-TERM INVESTMENTS (Cost $4,186,929)		4,168,162

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 3.4%
PURCHASED CALL OPTIONS — 3.4%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 28, 2023, Exercise Price: $414	76	$135,056	$2,867,100
TOTAL PURCHASED OPTIONS (Cost $321,104)		135,056

TOTAL INVESTMENTS (Cost $4,508,033) — 108.5%		4,303,218
Other assets and liabilities, net — (8.5)%		(336,897)
TOTAL NET ASSETS — 100.0%		$3,966,321

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (8.4)%
WRITTEN PUT OPTIONS — (8.4)%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 28, 2023, Exercise Price: $373	114	$334,398	$4,300,650
TOTAL WRITTEN OPTIONS (Premiums Received $272,225)		$334,398

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (June) ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 104.2%
Money Market Funds — 1.0%
First American Treasury Obligations Fund - Class X, 1.32% (a)	33,023	$33,023
Total Money Market Funds (Cost $33,023)		33,023

U.S. Treasury Bills — 103.2%
2.61%, 5/18/2023 (c)(d)	3,701,000	3,616,849
Total U.S. Treasury Bills (Cost $3,634,999)		3,616,849
TOTAL SHORT-TERM INVESTMENTS (Cost $3,668,022)		3,649,872

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 4.1%
PURCHASED CALL OPTIONS — 4.1%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2023, Exercise Price: $410	64	$144,767	$2,414,400
TOTAL PURCHASED OPTIONS (Cost $255,491)		144,767

TOTAL INVESTMENTS (Cost $3,923,513) — 108.3%		3,794,639
Other assets and liabilities, net — (8.3)%		(290,588)
TOTAL NET ASSETS — 100.0%		$3,504,051

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (8.2)%
WRITTEN PUT OPTIONS — (8.2)%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2023, Exercise Price: $369	101	$288,737	$3,810,225
TOTAL WRITTEN OPTIONS (Premiums Received $217,241)		$288,737

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
Assets
Investments, at value(1)	$14,506,426	$14,143,477	$24,707,939	$6,818,122
Deposits at broker for options	433	880	548	22,964
Interest receivable	3	—	73	22
Receivable for investment securities sold	14,288,540	—	—	—
Total assets	28,795,402	14,144,357	24,708,560	6,841,108

Liabilities
Payable to Adviser	8,666	9,490	15,781	4,212
Written options, at value(2)	821,240	728,707	1,953,086	440,358
Payable for investment securities purchased	14,651,308	—	—	—
Total liabilities	15,481,214	738,197	1,968,867	444,570
Net Assets	$13,314,188	$13,406,160	$22,739,693	$6,396,538

Net Assets Consists of:
Paid-in capital	$13,863,189	$14,299,324	$24,896,729	$6,989,143
Total distributable earnings (accumulated losses)	(549,001)	(893,164)	(2,157,036)	(592,605)
Net Assets	$13,314,188	$13,406,160	$22,739,693	$6,396,538

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	425,000	450,000	800,000	225,000
Net Asset Value, redemption price and offering price per share	$31.33	$29.79	$28.42	$28.43

(1) Cost of investments	$14,623,961	$14,904,183	$26,001,049	$7,252,582
(2) Premiums received	(820,810)	(727,686)	(1,291,786)	(381,739)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited) (Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF
Assets
Investments, at value(1)	$12,116,683	$7,239,066	$5,046,109	$3,595,076
Deposits at broker for options	430	66	507	847
Interest receivable	26	45	21	28
Total assets	12,117,139	7,239,177	5,046,637	3,595,951

Liabilities
Payable to Adviser	7,667	4,545	2,901	2,129
Written options, at value(2)	1,234,987	666,556	664,772	373,926
Total liabilities	1,242,654	671,101	667,673	376,055
Net Assets	$10,874,485	$6,568,076	$4,378,964	$3,219,896

Net Assets Consists of:
Paid-in capital	$12,478,219	$7,408,631	$5,016,346	$3,246,807
Total distributable earnings (accumulated losses)	(1,603,734)	(840,555)	(637,382)	(26,911)
Net Assets	$10,874,485	$6,568,076	$4,378,964	$3,219,896

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	375,000	250,000	175,000	125,000
Net Asset Value, redemption price and offering price per share	$29.00	$26.27	$25.02	$25.76

(1) Cost of investments	$12,860,682	$7,774,235	$5,328,055	$3,816,116
(2) Premiums received	(613,546)	(409,036)	(316,031)	(204,251)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited) (Continued)

	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Assets
Investments, at value(1)	$5,888,696	$6,795,571	$4,303,218	$3,794,639
Deposits at broker for options	878	472	289	442
Interest receivable	35	36	23	27
Total assets	5,889,609	6,796,079	4,303,530	3,795,108

Liabilities
Payable to Adviser	3,572	4,027	2,811	2,320
Written options, at value(2)	486,911	743,680	334,398	288,737
Total liabilities	490,483	747,707	337,209	291,057
Net Assets	$5,399,126	$6,048,372	$3,966,321	$3,504,051

Net Assets Consists of:
Paid-in capital	$5,404,307	$6,350,315	$4,371,128	$3,738,276
Total distributable earnings (accumulated losses)	(5,181)	(301,943)	(404,807)	(234,225)
Net Assets	$5,399,126	$6,048,372	$3,966,321	$3,504,051

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	225,000	250,000	175,000	150,000
Net Asset Value, redemption price and offering price per share	$24.00	$24.19	$22.66	$23.36

(1) Cost of investments	$6,243,272	$7,181,990	$4,508,033	$3,923,513
(2) Premiums received	(371,300)	(389,291)	(272,225)	(217,241)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
Investment Income
Interest income	$13,912	$22,149	$53,638	$16,299
Total investment income	13,912	22,149	53,638	16,299

Expenses
Investment advisory fees	54,621	64,893	98,414	27,433
Interest expense	12	917	41	2
Total expenses	54,633	65,810	98,455	27,435
Net investment loss	(40,721)	(43,661)	(44,817)	(11,136)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	311,597	(5,769)	(2,683)	(143)
Purchased options	(701,912)	(109,383)	(81,331)	(14,653)
Written options	—	27,376	(73,796)	1,139
Net realized gain (loss)	(390,315)	(87,776)	(157,810)	(13,658)
Net change in unrealized appreciation/depreciation on:
Investments	(107,397)	(16,469)	(38,373)	(14,612)
Purchased options	(685,302)	(1,404,448)	(1,841,322)	(727,261)
Written options	(424,896)	(481,265)	(1,182,767)	(235,293)
Net change in unrealized appreciation/depreciation	(1,217,595)	(1,902,182)	(3,062,462)	(977,166)
Net realized and unrealized loss on investments	(1,607,910)	(1,989,958)	(3,220,272)	(990,824)
Net decrease in net assets from operations	$(1,648,631)	$(2,033,619)	$(3,265,089)	$(1,001,960)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF
Investment Income
Interest income	$27,504	$14,960	$9,683	$10,671
Total investment income	27,504	14,960	9,683	10,671

Expenses
Investment advisory fees	51,342	28,995	17,670	13,710
Interest expense	121	506	12	–
Total expenses	51,463	29,501	17,682	13,710
Net investment loss	(23,959)	(14,541)	(7,999)	(3,039)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(1,391)	(5,476)	1,304	229,933
Purchased options	(107,912)	(60,625)	—	—
Written options	(105,032)	(46,064)	—	136,910
Net realized gain (loss)	(214,335)	(112,165)	1,304	366,843
Net change in unrealized appreciation/depreciation on:
Investments	(63,242)	(57,409)	(41,378)	(35,656)
Purchased options	(834,114)	(560,850)	(230,648)	(518,326)
Written options	(734,885)	(341,512)	(348,741)	(305,072)
Net change in unrealized appreciation/depreciation	(1,632,241)	(959,771)	(620,767)	(859,054)
Net realized and unrealized loss on investments	(1,846,576)	(1,071,936)	(619,463)	(492,211)
Net decrease in net assets from operations	$(1,870,535)	$(1,086,477)	$(627,462)	$(495,250)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Investment Income
Interest income	$17,166	$28,302	$16,793	$8,671
Total investment income	17,166	28,302	16,793	8,671

Expenses
Investment advisory fees	20,967	24,247	18,948	14,967
Interest expense	2	35	12	10
Total expenses	20,969	24,282	18,960	14,977
Net investment income (loss)	(3,803)	4,020	(2,167)	(6,306)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	93,489	(35,460)	(4,423)	(1)
Purchased options	30,901	212,819	(356,338)	(202,465)
Written options	316,949	257,613	225,109	174,933
Net realized gain (loss)	441,339	434,972	(135,652)	(27,533)
Net change in unrealized appreciation/depreciation on:
Investments	(54,678)	(36,083)	(18,896)	(18,196)
Purchased options	(919,843)	(779,447)	(540,914)	(360,397)
Written options	(424,563)	(607,094)	(269,555)	(200,307)
Net change in unrealized appreciation/depreciation	(1,399,084)	(1,422,624)	(829,365)	(578,900)
Net realized and unrealized loss on investments	(957,745)	(987,652)	(965,017)	(606,433)
Net decrease in net assets from operations	$(961,548)	$(983,632)	$(967,184)	$(612,739)

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment loss	$(40,721)	$(87,190)	$(43,661)	$(101,477)
Net realized gain (loss) on investments, purchased options and written options	(390,315)	1,876,262	(87,776)	2,165,479
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,217,595)	177,938	(1,902,182)	197,318
Net increase (decrease) in net assets resulting from operations	(1,648,631)	1,967,010	(2,033,619)	2,261,320

From Capital Share Transactions
Proceeds from shares sold	—	20,985,980	—	19,761,993
Cost of shares redeemed	—	(14,565,157)	(3,097,192)	(12,554,495)
Transaction fees (Note 4)	—	4,172	619	2,335
Net increase (decrease) in net assets resulting from capital share transactions	—	6,424,995	(3,096,573)	7,209,833

Total Increase (Decrease) in Net Assets	(1,648,631)	8,392,005	(5,130,192)	9,471,153

Net Assets
Beginning of period	14,962,819	6,570,814	18,536,352	9,065,199
End of period	$13,314,188	$14,962,819	$13,406,160	$18,536,352

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	225,000	550,000	325,000
Shares sold	—	650,000	—	625,000
Shares redeemed	—	(450,000)	(100,000)	(400,000)
Shares outstanding, end of period	425,000	425,000	450,000	550,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment loss	$(44,817)	$(114,587)	$(11,136)	$(39,225)
Net realized gain (loss) on investments, purchased options and written options	(157,810)	2,461,185	(13,658)	765,467
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(3,062,462)	304,133	(977,166)	173,524
Net increase (decrease) in net assets resulting from operations	(3,265,089)	2,650,731	(1,001,960)	899,766

From Distributions
Distributable earnings	—	(12,776)	—	—
Total distributions	—	(12,776)	—	—

From Capital Share Transactions
Proceeds from shares sold	1,563,425	24,834,405	—	7,794,455
Cost of shares redeemed	(1,420,520)	(12,264,850)	(790,228)	(4,588,095)
Transaction fees (Note 4)	597	3,068	158	625
Net increase (decrease) in net assets resulting from capital share transactions	143,502	12,572,623	(790,070)	3,206,985

Total Increase (Decrease) in Net Assets	(3,121,587)	15,210,578	(1,792,030)	4,106,751

Net Assets
Beginning of period	25,861,280	10,650,702	8,188,568	4,081,817
End of period	$22,739,693	$25,861,280	$6,396,538	$8,188,568

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,000	400,000	250,000	150,000
Shares sold	50,000	800,000	—	250,000
Shares redeemed	(50,000)	(400,000)	(25,000)	(150,000)
Shares outstanding, end of period	800,000	800,000	225,000	250,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Operations
Net investment loss	$(23,959)	$(33,149)	$(14,541)	$(30,739)
Net realized gain (loss) on investments, purchased options and written options	(214,335)	650,918	(112,165)	629,671
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,632,241)	131,826	(959,771)	70,208
Net increase (decrease) in net assets resulting from operations	(1,870,535)	749,595	(1,086,477)	669,140

From Distributions
Distributable earnings	—	(69,396)	—	(24,407)
Total distributions	—	(69,396)	—	(24,407)

From Capital Share Transactions
Proceeds from shares sold	—	15,384,297	2,215,580	6,041,427
Cost of shares redeemed	(1,436,010)	(3,267,210)	(647,398)	(6,324,773)
Transaction fees (Note 4)	454	2,258	573	980
Net increase (decrease) in net assets resulting from capital share transactions	(1,435,556)	12,119,345	1,568,755	(282,366)

Total Increase (Decrease) in Net Assets	(3,306,091)	12,799,544	482,278	362,367

Net Assets
Beginning of period	14,180,576	1,381,032	6,085,798	5,723,431
End of period	$10,874,485	$14,180,576	$6,568,076	$6,085,798

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	50,000	200,000	225,000
Shares sold	—	475,000	75,000	200,000
Shares redeemed	(50,000)	(100,000)	(25,000)	(225,000)
Shares outstanding, end of period	375,000	425,000	250,000	200,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (January) ETF		TrueShares Structured Outcome (February) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(2)
From Operations
Net investment loss	$(7,999)	$(23,330)	$(3,039)	$(18,329)
Net realized gain on investments, purchased options and written options	1,304	610,195	366,843	—
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(620,767)	(9,920)	(859,054)	468,339
Net increase (decrease) in net assets resulting from operations	(627,462)	576,945	(495,250)	450,010

From Distributions
Distributable earnings	—	(98,735)	—	—
Total distributions	—	(98,735)	—	—

From Capital Share Transactions
Proceeds from shares sold	2,823,720	5,331,918	3,537,113	3,317,822
Cost of shares redeemed	—	(3,628,405)	(3,590,213)	—
Transaction fees (Note 4)	565	418	—	414
Net increase (decrease) in net assets resulting from capital share transactions	2,824,285	1,703,931	(53,100)	3,318,236

Total Increase (Decrease) in Net Assets	2,196,823	2,182,141	(548,350)	3,768,246

Net Assets
Beginning of period	2,182,141	—	3,768,246	—
End of period	$4,378,964	$2,182,141	$3,219,896	$3,768,246

Changes in Shares Outstanding
Shares outstanding, beginning of period	75,000	—	125,000	—
Shares sold	100,000	200,000	125,000	125,000
Shares redeemed	—	(125,000)	(125,000)	—
Shares outstanding, end of period	175,000	75,000	125,000	125,000

(1)	The Fund commenced operations on January 4, 2021.

(2)	The Fund commenced operations on February 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (March) ETF		TrueShares Structured Outcome (April) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(2)
From Operations
Net investment income (loss)	$(3,803)	$(43,611)	$4,020	$(30,393)
Net realized gain (loss) on investments, purchased options and written options	441,339	289,886	434,972	(127)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,399,084)	928,897	(1,422,624)	681,816
Net increase (decrease) in net assets resulting from operations	(961,548)	1,175,172	(983,632)	651,296

From Distributions
Distributable earnings	—	(139,114)	—	—
Total distributions	—	(139,114)	—	—

From Capital Share Transactions
Proceeds from shares sold	5,942,770	9,433,670	7,484,830	5,737,252
Cost of shares redeemed	(5,305,997)	(4,748,812)	(6,842,935)	—
Transaction fees (Note 4)	399	2,586	664	897
Net increase in net assets resulting from capital share transactions	637,172	4,687,444	642,559	5,738,149

Total Increase (Decrease) in Net Assets	(324,376)	5,723,502	(341,073)	6,389,445

Net Assets
Beginning of period	5,723,502	—	6,389,445	—
End of period	$5,399,126	$5,723,502	$6,048,372	$6,389,445

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	225,000	—
Shares sold	225,000	375,000	275,000	225,000
Shares redeemed	(200,000)	(175,000)	(250,000)	—
Shares outstanding, end of period	225,000	200,000	250,000	225,000

(1)	The Fund commenced operations on March 1, 2021.

(2)	The Fund commenced operations on April 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (May) ETF		TrueShares Structured Outcome (June) ETF
	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(2)
From Operations
Net investment loss	$(2,167)	$(33,978)	$(6,306)	$(18,856)
Net realized gain (loss) on investments, purchased options and written options	(135,652)	177,898	(27,533)	34,568
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(829,365)	562,377	(578,900)	378,530
Net increase (decrease) in net assets resulting from operations	(967,184)	706,297	(612,739)	394,242

From Distributions
Distributable earnings	—	(102,682)	—	(13,047)
Total distributions	—	(102,682)	—	(13,047)

From Capital Share Transactions
Proceeds from shares sold	5,598,693	8,134,860	—	4,404,820
Cost of shares redeemed	(6,082,808)	(3,323,267)	—	(669,990)
Transaction fees (Note 4)	370	2,042	—	765
Net increase (decrease) in net assets resulting from capital share transactions	(483,745)	4,813,635	—	3,735,595

Total Increase (Decrease) in Net Assets	(1,450,929)	5,417,250	(612,739)	4,116,790

Net Assets
Beginning of period	5,417,250	—	4,116,790	—
End of period	$3,966,321	$5,417,250	$3,504,051	$4,116,790

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	150,000	—
Shares sold	225,000	325,000	—	175,000
Shares redeemed	(250,000)	(125,000)	—	(25,000)
Shares outstanding, end of period	175,000	200,000	150,000	150,000

(1)	The Fund commenced operations on May 3, 2021.

(2)	The Fund commenced operations on June 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain on investments	Total from investment operations	Net realized gains	Total distributions paid
TrueShares Structured Outcome (July) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$35.21	(0.10)	(3.78)	(3.88)	—	—
For the period 01/01/2021 - 12/31/2021	$29.20	(0.25)	6.25	6.00	—	—
For the period 7/01/2020(7) - 12/31/2020	$25.00	(0.09)	4.29	4.20	—	—
TrueShares Structured Outcome (August) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$33.70	(0.08)	(3.83)	(3.91)	—	—
For the period 01/01/2021 - 12/31/2021	$27.89	(0.24)	6.04	5.80	—	—
For the period 8/03/2020(7) - 12/31/2020	$25.00	(0.08)	2.96	2.88	—	—
TrueShares Structured Outcome (September) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$32.33	(0.05)	(3.86)	(3.91)	—	—
For the period 01/01/2021 - 12/31/2021	$26.63	(0.23)	5.94	5.71	(0.02)	(0.02)
For the period 9/01/2020(7) - 12/31/2020	$25.00	(0.06)	1.68	1.62	—	—
TrueShares Structured Outcome (October) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$32.75	(0.05)	(4.27)	(4.32)	—	—
For the period 01/01/2021 - 12/31/2021	$27.21	(0.23)	5.77	5.54	—	—
For the period 10/01/2020(7) - 12/31/2020	$25.00	(0.05)	2.26	2.21	—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(7)	Commencement of operations.
(8)	Less than $0.005.
(9)	Includes interest expense of 0.01%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Capital Share Transactions:						Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(4)(5)

—		$31.33	(11.01)%	(11.19)%	$13,314	0.79%		(0.59)%	0%
0.01		$35.21	20.56%	20.66%	$14,963	0.79%		(0.76)%	1307%
0.00	(8)	$29.20	16.81%	16.55%	$6,571	0.79%		(0.68)%	0%

0.00	(8)	$29.79	(11.60)%	(11.51)%	$13,406	0.80	%(9)	(0.53)%	0%
0.01		$33.70	20.83%	20.74%	$18,536	0.79%		(0.77)%	1297%
0.01		$27.89	11.57%	11.31%	$9,065	0.79%		(0.73)%	0%

0.00	(8)	$28.42	(12.07)%	(12.24)%	$22,740	0.79%		(0.36)%	0%
0.01		$32.33	21.47%	21.83%	$25,861	0.79%		(0.76)%	1301%
0.01		$26.63	6.51%	6.08%	$10,651	0.79%		(0.73)%	0%

0.00	(8)	$28.43	(13.21)%	(13.25)%	$6,397	0.79%		(0.32)%	0%
0.00	(8)	$32.75	20.37%	20.49%	$8,189	0.79%		(0.77)%	1021%
0.00	(8)	$27.21	8.85%	8.57%	$4,082	0.79%		(0.73)%	0%

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain on investments	Total from investment operations	Net realized gains	Total distributions paid
TrueShares Structured Outcome (November) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$33.37	(0.06)	(4.31)	(4.37)	—	—
For the period 01/01/2021 - 12/31/2021	$27.62	(0.24)	6.14	5.90	(0.17)	(0.17)
For the period 11/02/2020(7) - 12/31/2020	$25.00	(0.03)	2.65	2.62	—	—
TrueShares Structured Outcome (December) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$30.43	(0.06)	(4.10)	(4.16)	—	—
For the period 01/01/2021 - 12/31/2021	$25.44	(0.21)	5.33	5.12	(0.14)	(0.14)
For the period 12/01/2020(7) - 12/31/2020	$25.00	(0.02)	0.46	0.44	—	—
TrueShares Structured Outcome (January) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$29.10	(0.07)	(4.01)	(4.08)	—	—
For the period 01/04/2021(7) - 12/31/2021	$25.00	(0.19)	5.61	5.42	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$30.15	(0.02)	(4.37)	(4.39)	—	—
For the period 02/01/2021(7) - 12/31/2021	$25.00	(0.20)	5.35	5.15	—	—
TrueShares Structured Outcome (March) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$28.62	(0.02)	(4.60)	(4.62)	—	—
For the period 03/01/2021(7) - 12/31/2021	$25.00	(0.17)	4.48	4.31	(0.70)	(0.70)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(7)	Commencement of operations.
(8)	Less than $0.005.
(9)	Includes interest expense of 0.01%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Capital Share Transactions:								Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(4)(5)

0.00	(8)	$29.00	(13.09)%		(13.05)%		$10,874	0.79%		(0.37)%	0%
0.02		$33.37	21.40%		21.46%		$14,181	0.79%		(0.76)%	1302%
0.00	(8)	$27.62	10.51	%(6)	10.35	%(6)	$1,381	0.79%		(0.75)%	0%

0.00	(8)	$26.27	(13.66)%		(13.80)%		$6,568	0.80	%(9)	(0.40)%	0%
0.01		$30.43	20.17%		20.15%		$6,086	0.79%		(0.77)%	1286%
0.00	(8)	$25.44	1.75%		1.72%		$5,723	0.79%		(0.74)%	0%

0.00	(8)	$25.02	(14.02)%		(14.15)%		$4,379	0.79%		(0.36)%	0%
0.00	(8)	$29.10	21.65%		21.66%		$2,182	0.79%		(0.77)%	0%

—		$25.76	(14.55)%		(14.56)%		$3,220	0.79%		(0.18)%	705%
0.00	(8)	$30.15	20.58%		20.56%		$3,768	0.79%		(0.77)%	0%

0.00	(8)	$24.00	(16.15)%		(16.28)%		$5,399	0.79%		(0.14)%	689%
0.01		$28.62	17.24%		17.14%		$5,724	0.79%		(0.76)%	0%

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain on investments	Total from investment operations	Net realized gains	Total distributions paid
TrueShares Structured Outcome (April) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$28.40	0.02	(4.23)	(4.21)	—	—
For the period 04/01/2021(7) - 12/31/2021	$25.00	(0.16)	3.56	3.40	—	—
TrueShares Structured Outcome (May) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$27.09	(0.01)	(4.42)	(4.43)	—	—
For the period 05/03/2021(7) - 12/31/2021	$25.00	(0.13)	2.72	2.59	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
For the period 01/01/2022 - 06/30/2022 (Unaudited)	$27.45	(0.04)	(4.05)	(4.09)	—	—
For the period 06/01/2021(7) - 12/31/2021	$25.00	(0.12)	2.66	2.54	(0.09)	(0.09)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(7)	Commencement of operations.
(8)	Less than $0.005.
(9)	Includes interest expense of 0.01%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Capital Share Transactions:						Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

0.00	(8)	$24.19	(14.80)%	(14.82)%	$6,048	0.79%	0.13%	608%
0.00	(8)	$28.40	13.59%	13.49%	$6,389	0.79%	(0.77)%	0%

0.00	(8)	$22.66	(16.32)%	(16.36)%	$3,966	0.79%	(0.09)%	0%
0.01		$27.09	10.39%	10.17%	$5,417	0.79%	(0.77)%	0%

—		$23.36	(14.88)%	(15.04)%	$3,504	0.79%	(0.33)%	0%
0.00	(8)	$27.45	10.13%	9.96%	$4,117	0.79%	(0.77)%	0%

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2022, the TrueShares ETFs consist of sixteen active series identified below, twelve of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Structured Outcome ETFs”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Non-diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Non-diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Non-diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Non-diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Non-diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Non-diversified	December 1, 2020
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Non-diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Non-diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Non-diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Non-diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Non-diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Non-diversified	June 1, 2021

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020
TrueShares ESG Active Opportunities ETF (“ESG ETF”)	ECOZ	Diversified	February 28, 2020
TrueShares Low Volatility Equity Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
RiverNorth Volition America Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2022, are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (July) ETF
Investments - Assets:
Money Market Funds	$3,256	$—	$—	$3,256
U.S. Treasury Bills	—	13,681,940	—	13,681,940
Purchased Call Options	—	821,230	—	821,230
Total Investments - Assets	$3,256	$14,503,170	$—	$14,506,426
Other Financial Instruments - Liabilities:
Written Put Options	$—	$821,240	$—	$821,240

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (August) ETF
Investments - Assets:
Money Market Funds	$16,754	$—	$—	$16,754
U.S. Treasury Bills	—	14,124,553	—	14,124,553
Purchased Call Options	—	2,170	—	2,170
Total Investments - Assets	$16,754	$14,126,723	$—	$14,143,477
Other Financial Instruments - Liabilities:
Written Put Options	$—	$728,707	$—	$728,707

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (September) ETF
Investments - Assets:
Money Market Funds	$56,063	$—	$—	$56,063
U.S. Treasury Bills	—	24,642,319	—	24,642,319
Purchased Call Options	—	9,557	—	9,557
Total Investments - Assets	$—	$24,651,876	$—	$24,707,939
Other Financial Instruments - Liabilities:
Written Put Options	$—	$1,953,086	$—	$1,953,086

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (October) ETF
Investments - Assets:
Money Market Funds	$26,416	$—	$—	$26,416
U.S. Treasury Bills	—	6,773,283	—	6,773,283
Purchased Call Options	—	18,423	—	18,423
Total Investments - Assets	$26,416	$6,791,706	$—	$6,818,122
Other Financial Instruments - Liabilities:
Written Put Options	$—	$440,358	$—	$440,358

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (November) ETF
Investments - Assets:
Money Market Funds	$32,946	$—	$—	$32,946
U.S. Treasury Bills	—	12,067,883	—	12,067,883
Purchased Call Options	—	15,854	—	15,854
Total Investments - Assets	$32,946	$12,083,737	$—	$12,116,683
Other Financial Instruments - Liabilities:
Written Put Options	$—	$1,234,987	$—	$1,234,987

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (December) ETF
Investments - Assets:
Money Market Funds	$60,684	$—	$—	$60,684
U.S. Treasury Bills	—	7,151,428	—	7,151,428
Purchased Call Options	—	26,954	—	26,954
Total Investments - Assets	$60,684	$7,178,382	$—	$7,239,066
Other Financial Instruments - Liabilities:
Written Put Options	$—	$666,556	$—	$666,556

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (January) ETF
Investments - Assets:
Money Market Funds	$24,865	$—	$—	$24,865
U.S. Treasury Bills	—	5,013,379	—	5,013,379
Purchased Call Options	—	7,865	—	7,865
Total Investments - Assets	$24,865	$5,021,244	$—	$5,046,109
Other Financial Instruments - Liabilities:
Written Put Options	$—	$664,772	$—	$664,772

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (February) ETF
Investments - Assets:
Money Market Funds	$33,524	$—	$—	$33,524
U.S. Treasury Bills	—	3,542,556	—	3,542,556
Purchased Call Options	—	18,996	—	18,996
Total Investments - Assets	$33,524	$3,561,552	$—	$3,595,076
Other Financial Instruments - Liabilities:
Written Put Options	$—	$373,926	$—	$373,926

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (March) ETF
Investments - Assets:
Money Market Funds	$41,599	$—	$—	$41,599
U.S. Treasury Bills	—	5,753,636	—	5,753,636
Purchased Call Options	—	93,461	—	93,461
Total Investments - Assets	$41,599	$5,847,097	$—	$5,888,696
Other Financial Instruments - Liabilities:
Written Put Options	$—	$486,911	$—	$486,911

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (April) ETF
Investments - Assets:
Money Market Funds	$44,017	$—	$—	$44,017
U.S. Treasury Bills	—	6,691,296	—	6,691,296
Purchased Call Options	—	60,258	—	60,258
Total Investments - Assets	$44,017	$6,751,554	$—	$6,795,571
Other Financial Instruments - Liabilities:
Written Put Options	$—	$743,680	$—	$743,680

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (May) ETF
Investments - Assets:
Money Market Funds	$23,423	$—	$—	$23,423
U.S. Treasury Bills	—	4,144,739	—	4,144,739
Purchased Call Options	—	135,056	—	135,056
Total Investments - Assets	$23,423	$4,279,795	$—	$4,303,218
Other Financial Instruments - Liabilities:
Written Put Options	$—	$334,398	$—	$334,398

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (June) ETF
Investments - Assets:
Money Market Funds	$33,023	$—	$—	$33,023
U.S. Treasury Bills	—	3,616,849	—	3,616,849
Purchased Call Options	—	144,767	—	144,767
Total Investments - Assets	$33,023	$3,761,616	$—	$3,794,639
Other Financial Instruments - Liabilities:
Written Put Options	$—	$288,737	$—	$288,737

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Interest income is accrued daily.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2021, the Funds’ most recent fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2021, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2021 fiscal period. At December 31, 2021, the Funds’ most recent fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.

In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2022, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.

Derivative Investments

The average monthly value outstanding of purchased and written options during the six months ended June 30, 2022, were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Options	$573,503	$498,678	$580,491	$289,224	$313,907	$266,846
Written Options	365,314	525,155	1,224,353	302,424	868,714	475,370

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Options	$85,921	$87,591	$291,693	$240,240	$238,684	$166,438
Written Options	436,570	223,665	243,194	335,542	121,221	78,996

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2022:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (July) ETF	Purchased Options	$821,230	$—
	Written Options	—	821,240
TrueShares Structured Outcome (August) ETF	Purchased Options	2,170	—
	Written Options	—	728,707
TrueShares Structured Outcome (September) ETF	Purchased Options	9,557	—
	Written Options	—	1,953,086
TrueShares Structured Outcome (October) ETF	Purchased Options	18,423	—
	Written Options	—	440,358
TrueShares Structured Outcome (November) ETF	Purchased Options	15,854	—
	Written Options	—	1,234,987
TrueShares Structured Outcome (December) ETF	Purchased Options	26,954	—
	Written Options	—	666,556
TrueShares Structured Outcome (January) ETF	Purchased Options	7,865	—
	Written Options	—	664,772
TrueShares Structured Outcome (February) ETF	Purchased Options	18,996	—
	Written Options	—	373,926
TrueShares Structured Outcome (March) ETF	Purchased Options	93,461	—
	Written Options	—	486,911
TrueShares Structured Outcome (April) ETF	Purchased Options	60,258	—
	Written Options	—	743,680
TrueShares Structured Outcome (May) ETF	Purchased Options	135,056	—
	Written Options	—	334,398
TrueShares Structured Outcome (June) ETF	Purchased Options	144,767	—
	Written Options	—	288,737

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended June 30, 2022:

		Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	$(701,912)	$—	$(685,302)	$(424,896)
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	(109,383)	27,376	(1,404,448)	(481,265)
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	(81,331)	(73,796)	(1,841,322)	(1,182,767)
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	(14,653)	1,139	(727,261)	(235,293)
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	(107,912)	(105,032)	(834,114)	(734,885)
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	(60,625)	(46,064)	(560,850)	(341,512)
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	—	—	(230,648)	(348,741)
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	—	136,910	(518,326)	(305,072)
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	30,901	316,949	(919,843)	(424,563)
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	212,819	257,613	(779,447)	(607,094)
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	(356,338)	225,109	(540,914)	(269,555)
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	(202,465)	174,933	(360,397)	(200,307)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

SpiderRock Advisors, LLC (the “Sub-Adviser”), an Illinois limited liability company serves as the sub-adviser to the Structured Outcome ETFs. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate based on the Fund assets under management of the Structured Outcome ETFs which is 0.34% on average daily assets less than $150 million and 0.39% on average daily assets greater than $150 million.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. Effective April 30, 2022, the Creation Unit Transaction Fee charged by the Fund for each creation order is $300. Prior to this date, the Creation Unit Transaction fee was $250.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2022		Period Ended December 31, 2021
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (July) ETF	$—	$—	$—	$—
TrueShares Structured Outcome (August) ETF	—	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	12,776	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	69,396	—
TrueShares Structured Outcome (December) ETF	—	—	24,407	—
TrueShares Structured Outcome (January) ETF	—	—	98,735	—
TrueShares Structured Outcome (February) ETF	—	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	139,114	—
TrueShares Structured Outcome (April) ETF	—	—	—	—
TrueShares Structured Outcome (May) ETF	—	—	102,682	—
TrueShares Structured Outcome (June) ETF	—	—	13,047	—

(1)	Ordinary income includes short-term capital gains.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

At December 31, 2021, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Federal Tax Cost of Investments*	$13,833,381	$17,406,867	$24,753,400	$7,709,524	$13,118,706	$6,018,439
Gross Tax Unrealized Appreciation	$1,109,553	$1,140,463	$1,108,571	$484,508	$266,814	$170,942
Gross Tax Unrealized Depreciation	(9,923)	(8)	(518)	(421)	(13)	(3,860)
Net Tax Unrealized Appreciation (Depreciation)	1,099,630	1,140,455	1,108,053	484,087	266,801	167,082
Undistributed Ordinary Income	—	—	—	—	—	78,840
Other Accumulated Gain (Loss)	—	—	—	(74,732)	—	—
Total Distributable Earnings / (Accumulated Losses)	$1,099,630	$1,140,455	$1,108,053	$409,355	$266,801	$245,922

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Federal Tax Cost of Investments*	$5,899,251	$3,302,390	$4,926,949	$5,802,319	$4,957,589	$3,737,364
Gross Tax Unrealized Appreciation	$—	$468,339	$928,897	$683,191	$562,377	$378,530
Gross Tax Unrealized Depreciation	(9,920)	—	—	(1,375)	—	—
Net Tax Unrealized Appreciation (Depreciation)	(9,920)	468,339	928,897	681,816	562,377	378,530
Undistributed Ordinary Income	—	—	27,470	—	—	—
Other Accumulated Gain (Loss)	—	—	—	(127)	—	(16)
Total Distributable Earnings / (Accumulated Losses)	$(9,920)	$468,339	$956,367	$681,689	$562,377	$378,514

*	Includes written option premiums.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. During the fiscal period ended December 31, 2021, the Funds’ most recent fiscal period end,

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

AUGZ utilized $5,763 of capital carryforward losses. At December 31, 2021, The Funds’ most recent fiscal period end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
TrueShares Structured Outcome (July) ETF	$—	$—	$—
TrueShares Structured Outcome (August) ETF	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	—
TrueShares Structured Outcome (October) ETF	74,732	—	—
TrueShares Structured Outcome (November) ETF	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—
TrueShares Structured Outcome (January) ETF	—	—	—
TrueShares Structured Outcome (February) ETF	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—
TrueShares Structured Outcome (April) ETF	127	—	—
TrueShares Structured Outcome (May) ETF	—	—	—
TrueShares Structured Outcome (June) ETF	—	—	16

6. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2022, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Structured Outcome (July) ETF	$—	$—
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—
TrueShares Structured Outcome (January) ETF	—	—
TrueShares Structured Outcome (February) ETF	161,316	—
TrueShares Structured Outcome (March) ETF	175,590	—
TrueShares Structured Outcome (April) ETF	1,371,395	822,432
TrueShares Structured Outcome (May) ETF	507,422	370,108
TrueShares Structured Outcome (June) ETF	—	—

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended June 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Structured Outcome (July) ETF	$13,829,863	$13,467,730	$—	$—
TrueShares Structured Outcome (August) ETF	—	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—
TrueShares Structured Outcome (January) ETF	—	1,958,560	—	—
TrueShares Structured Outcome (February) ETF	5,485,439	3,034,683	—	3,014,397
TrueShares Structured Outcome (March) ETF	8,111,404	4,213,685	—	4,278,974
TrueShares Structured Outcome (April) ETF	3,806,105	3,724,008	—	578,615
TrueShares Structured Outcome (May) ETF	—	—	—	—
TrueShares Structured Outcome (June) ETF	—	—	—	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

The Adviser launched the RiverNorth Enhanced Pre-Merger SPAC ETF, which commenced operations on July 11, 2022. The Fund is an actively-managed ETF that pursues its investment objective to preserve capital and provide incremental total return by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited)

At a meeting held on June 15-16, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF (each, a “Fund” and collectively, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and SpiderRock Advisors, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act, the continuation of each of the Advisory Agreement and Sub-Advisory Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of a Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed a wide variety of information provided by, the Adviser and the Sub-Adviser. In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each Fund’s strategy, the services provided to each Fund by the Adviser and the Sub-Adviser, and additional information about the Adviser’s and the Sub-Adviser’s personnel and operations. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act. The Board also considered the information conveyed during the Adviser’s and Sub-Adviser’s oral presentations and information provided over the course of the prior year. The Board deliberated on the approval of the Agreements for an additional one-year period in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Advisory and Sub-Advisory arrangements and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective Fund shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and the renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited) (Continued)

In addition to the Adviser’s responsibilities with respect to implementing the Funds’ investment programs, the Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively managed fund. The Board further considered the information provided by the Adviser with respect to the ongoing impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials provided in advance of the Meeting and considered each Fund’s performance relative to the S&P 500 Price Index (the “Benchmark Index”) since inception and for the most recent one-year period ended March 31, 2022, if available, and its peer funds in the universe of Options Trading ETFs as reported by Morningstar (the “Category Peer Group”) and certain funds identified by the Adviser as the Fund’s most similar peer funds (the “Selected Peer Group”) for the period ended April 30, 2022. The Board further noted that the TrueShares Structured Outcome (May) ETF and TrueShares Structured Outcome (June) ETF have not yet been in operation for a full year, thus their performance could not be compared to their respective Selected Peer Group or Category Peer Group. The Board also considered the unique nature of each Fund’s structured outcome strategy when reviewing its historical performance.

The Board noted that, for the most recent one-year and since inception periods, as applicable, each Fund underperformed the Benchmark Index, before fees and expenses.

The Board also noted that, for the most recent one-year period, each of the TrueShares Structured Outcome (January) ETF and TrueShares Structured Outcome (March) ETF underperformed the median for funds in the Category Peer Group, the TrueShares Structured Outcome (April) ETF performed in line with the median for funds in the Category Peer Group, and each of the TrueShares Structured Outcome (February), TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF and TrueShares Structured Outcome (December) ETF outperformed the median for funds in the Category Peer Group.

Lastly, the Board further noted that, for the most recent one-year period, each of the TrueShares Structured Outcome (January) ETF and TrueShares Structured Outcome (March) ETF underperformed its Selected Peer Group, each of the TrueShares Structured Outcome (February) ETF and TrueShares Structured Outcome (April) ETF performed in line with its Selected Peer Group and each of the TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF and TrueShares Structured Outcome (December) ETF outperformed its Selected Peer Group.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group. With respect to each Fund, the Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b 1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board noted each Fund’s expense ratio currently is equivalent to its unitary fees. The Board further noted that the expense ratio for each Fund was equal to the median of the Category Peer Group. The Board also considered each Fund’s expense ratio relative to its Selected Peer Group and noted that each Fund’s expense ratio was within the range of expense ratios for its respective Selected Peer Group.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited) (Continued)

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s respective shareholders. The Board stated that it would monitor fees as each Fund grows and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Approval of Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that Sub-Adviser expected to continue to provide substantially similar investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the management of the securities and other assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by the Funds; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to Sub-Adviser’s compliance program and noted that it had received a copy of the Sub-Adviser’s registration form on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations and its previous experience with the Sub-Adviser providing investment management services to the Funds. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on its operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials and considered each Fund’s performance for the periods ended March 31, 2022 and April 30, 2022.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser rather than the Funds, and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. The Board stated it would monitor fees as each Fund grows and consider whether fee breakpoints might be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

TrueShares Structured Outcome ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

TrueShares Structured Outcome ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at
www.sec.gov, or by visiting the Funds’ website at www.true-shares.com.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com.

TAX INFORMATION

The percent of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended December 31, 2021, was as follows:

TrueShares Structured Outcome (July) ETF	0.00%
TrueShares Structured Outcome (August) ETF	0.00%
TrueShares Structured Outcome (September) ETF	100.00%
TrueShares Structured Outcome (October) ETF	0.00%
TrueShares Structured Outcome (November) ETF	100.00%
TrueShares Structured Outcome (December) ETF	100.00%
TrueShares Structured Outcome (January) ETF	100.00%
TrueShares Structured Outcome (February) ETF	0.00%
TrueShares Structured Outcome (March) ETF	100.00%
TrueShares Structured Outcome (April) ETF	0.00%
TrueShares Structured Outcome (May) ETF	100.00%
TrueShares Structured Outcome (June) ETF	100.00%

Investment Adviser:

TrueMark Investments, LLC
433 W. Van Buren St., 1150-E
Chicago, IL 60607

Investment Sub-Adviser:

SpiderRock Advisors, LLC
300 South Riverside Plaza, Suite 2340
Chicago, IL 60606

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/7/2022

*	Print the name and title of each signing officer under his or her signature.